UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act
file number
811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

153 EAST 53RD STREET, 55TH FLOOR, NEW YORK,
NEW YORK
10022
(Address of principal executive offices)
(Zip code)

Allen Levithan, Esq.
Lowenstein Sandler, PC
65 Livingston Avenue
Rosedale, NJ  07068-1791
(Name and address of agent for service)

Registrant?s telephone number,
including area code
(212) 207-6500

Date of fiscal
year end:
DECEMBER 31, 2004

Date of
reporting
period:
SEPTEMBER 30, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-1 under the Investment Company Act of 1940 (17
CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange
Commission, 450 Fifth Street, NW, Washington, DC 20549-
0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ? 3507.


Item 1.		Schedule of Investments.


SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)





PORTFOLIO OF INVESTMENTS





SEPTEMBER 30, 2004









 Fair
 Shares

Common Stocks

 Value







Aerospace 0.53%


981,400

SPACEHAB, Incorporated (a)
$
2,452,519







Automotive Components 2.80%


2,368,035

Amerigon Incorporated  (a)

8,690,689
320,390

Standard Parking Corporation

4,225,944




12,916,633







Biotechnology 1.72%


280,662

Adolor Corporation

3,157,448
81,295

Ciphergen Biosystems, Inc.

317,051
574,132

Corixa Corporation

2,394,130
654,873

Xcyte Therapies, Inc.

2,075,947




7,944,576







Biotechnology - Drug Delivery 1.22%


1,652,284

Aradigm Corporation

2,114,923
580,094

DepoMed, Inc.

3,028,091
350,100

Durect Corporation

490,140




5,633,154







Building Materials 0.16%


88,622

L.B. Foster Company

747,083







CAD/CAM/CAE 1.24%


359,202

Ansoft Corporation

5,711,312







Communication Equipment - Software 3.07%


2,193,235

Artisoft, Inc. (a)

6,141,058
44,842

Artisoft, Inc. (Restricted) (a)

45,129
2,342,466

Artisoft, Inc. (Restricted) (a)

2,667,132
1,049,082

ION Networks, Inc. (a)

251,780
610,300

MetaSolv, Inc.

1,556,265
1,355,550

Visual Networks, Inc. (a)

3,537,986




14,199,350







Communication Products - Equipment 2.83%


309,793

Centillium Communications, Inc.

737,307
1,111,483

NMS Communication Corporation (a)

5,368,463
253,400

RADVision, Ltd. (Israel)

2,440,242
429,980

Telular Corporation

4,523,390




13,069,402







Computer Equipment 0.76%


380,500

Optimal Group, Inc. (Canada)

3,492,990







Computer Services - Software 9.96%


1,095,100

ClickSoftware Technologies, Ltd.

2,058,788
549,384

CryptoLogic, Inc. (Canada)

8,493,477
325,891

eCollege.com

3,135,071
1,442,603

First Virtual Communications, Inc. (a)

490,485
1,677,957

Net Perceptions, Inc.

1,476,602
695,059

ONYX Software Corporation

2,509,858
224,000

Phoenix Technologies, Ltd.

1,117,760
1,631,155

Quovadx, Inc.

3,115,506
3,065,000

Rainmaker Systems, Inc.

4,904,000
259,384

Stellent, Inc.

1,999,851










See the accompanying Notes to the Financial Statements.





2


SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)





PORTFOLIO OF INVESTMENTS





SEPTEMBER 30, 2004









 Fair
Shares

Common Stocks (Continued)

 Value







Computer Services - Software (Continued)


326,780

SumTotal Systems, Inc.
$
1,617,561
667,650

SupportSoft, Inc.

6,502,911
1,800,000

Tarantella, Inc. (a)

2,520,000
2,323,900

Unify Corporation

929,560
161,500

WebSideStory, Inc.

1,493,875
225,280

Witness Systems, Inc.

3,620,250




45,985,555







Computer Systems 2.23%


57,500

3D Systems Corporation

690,000
3,333,400

Adept Technology, Inc. (a)

4,766,762
408,600

Performance Technologies, Incorporated

2,545,578
554,127

Pinnacle Systems, Inc.

2,310,710




10,313,050







Consumer Products 1.13%


1,633,372

Meade Instruments Corp. (a)

5,079,787
37,894

Rockford Corporation

143,239




5,223,026







Data Security 1.69%


1,846,500

Entrust, Inc.

4,671,645
119,197

SafeNet, Inc.

3,145,609




7,817,254







Electronic Components 4.10%


610,302

AMX Corporation (a)

10,997,642
307,894

American Technology Corporation

1,770,391
182,800

Frequency Electronics, Inc.

2,348,980
2,560,502

Tvia, Inc. (a)

3,840,753




18,957,766







Electronic Equipment 1.91%


2,094,750

Iteris Holdings, Inc. (a)

6,807,938
100,489

KVH Industries, Inc.

726,535
173,500

Magnetk, Inc.

1,301,250




8,835,723







Electronic Instruments 0.28%


97,896

Fargo Electronics, Inc.

944,696
198,308

Metretek Technologies, Inc.

337,123




1,281,819







Electronic Semiconductor 0.57%


1,263,200

PSi Technologies Holdings, Inc. (Philippines) (a)

2,627,456







Energy - Oil & Gas 2.08%


179,900

Core Laboratories, N.V.

4,423,741
349,000

Willbros Group, Inc.

5,203,590




9,627,331







Energy - Technology 2.08%


738,250

Catalytica Energy Systems, Inc.

1,602,003
1,468,343

Quantum Fuel Systems Technologies Worldwide, Inc.

7,987,786




9,589,789







Entertainment 0.92%


234,400

Digital Theater Systems, Inc.

4,268,424












See the accompanying Notes to the Financial
Statements.









3


SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)





PORTFOLIO OF INVESTMENTS





SEPTEMBER 30, 2004









 Fair
Shares

Common Stocks (Continued)

 Value







Financial Services - Miscellaneous 0.89%


252,700

ASTA Funding, Inc.
$
4,088,686







Food 1.01%


177,214

John B. Sanfilipo & Son, Inc.

4,643,007







Gold Mining 1.39%


2,335,500

MK Resources Company (a)

6,422,625







Healthcare Services 1.05%


359,766

U.S. Physical Therapy, Inc.

4,860,439







Healthcare - Specialized Products & Services
1.68%


205,000

American Dental Partners, Inc.

4,100,000
265,286

BioSphere Medical, Inc.

870,138
843,000

STAAR Surgical Company

2,781,900




7,752,038







Insurance 0.00%


200

Renaissance Acceptance Group, Inc.


-







Information Services 1.12%


2,937,679

EDGAR Online, Inc. (a)

2,908,302
1,200,000

Find SVP, Inc.

2,268,000




5,176,302







Internet Commerce 0.59%


982,000

Youbet.com, Inc.

2,710,320







Media 1.48%


272,845

Audible, Inc. (a)

4,892,116
381,880

Roxio, Inc.

1,962,863





6,854,979







Medical Devices & Equipment 12.05%


1,241,681

ATS Medical, Inc.

4,532,136
595,987

Applied Imaging Corporation (a)

357,592
380,940

Given Imaging, Ltd. (Israel)

14,650,956
400,882

Laserscope, Inc.

8,109,843
115,617

LifeCell Corporation

1,156,170
2,836,302

Micro Therapeutics, Inc. (a)

12,025,920
478,470

Natus Medical Incorporated

3,315,797
707,928

Orthovita, Inc.

3,167,978
1,636,364

Physiometrix, Inc.

3,258,001
1,516,450

Precision Optics Corporation, Inc.

1,288,982
276,620

Quidel Corporation

1,255,855
289,400

Sonic Innovations, Inc.

1,319,664
1,032,081

World Heart Corporation (Canada) (a)

1,207,535





55,646,429







Medical - Drugs 1.36%


316,633

Advancis Pharmaceutical Corporation

2,580,559
471,535

CollaGenex Pharmaceuticals, Inc.

3,074,408
157,100

IntraBiotics Pharmaceuticals, Inc.

628,400




6,283,367







Medical Information Systems 0.38%


160,000

Schick Technologies, Inc.

1,752,000










See the accompanying Notes to the Financial Statements.





4




SPECIAL SITUATIONS FUND III, L.P.




(A Limited Partnership)









PORTFOLIO OF INVESTMENTS









SEPTEMBER 30, 2004











 Fair
Shares

Common Stocks (Continued)

 Value







Medical Instruments 1.28%


189,134

Intuitive Surgical, Inc.
$
4,696,197
115,000

NuVasive, Inc.

1,207,500




5,903,697







Online Services 1.35%


1,732,150

The Knot, Inc. (a)

6,235,740







Paper - Packaging 0.00%


593,749

Chase Packaging Corporation


-







Pharmaceutical Products 0.72%


213,267

Axcan Pharma, Inc. (Canada)

3,316,302







Restaurant 1.50%


465,910

Buca, Inc.

1,994,095
381,260

Champps Entertainment, Inc.

3,385,589
457,099

Monterey Pasta, Inc.

1,544,995




6,924,679







Retail 6.60%


170,303

1-800 CONTACTS, INC.

2,597,121
447,000

Bakers Footwear Group, Inc. (a)

3,598,350
167,060

Candie's Inc.

795,206
269,600

eCOST.com, Inc.

2,024,696
1,197,341

EZCORP, Inc. (a)

10,416,867
42,300

Factory Card & Party Outlet Corp.

412,425
426,846

Gaiam, Inc.

2,548,271
83,556

PC Mall, Inc.

1,316,007
344,600

Phoenix Footwear Group, Inc.

2,415,646
485,000

RedEnvelope, Inc.

4,340,750




30,465,339







Semiconductor Equipment 1.62%


1,189,299

Nova Measuring Instruments, Ltd. (Israel) (a)

3,746,292
1,251,965

Trikon Technologies, Inc. (Great Britain)

2,641,647
250,600

Ultra Clean Holdings, Inc.

1,077,580




7,465,519







Services 1.40%


439,385

Collectors Universe, Inc. (a)

6,472,141







Specialized Services 0.73%


632,900

NIC, Inc.

3,392,344







Technology - Miscellaneous 1.47%


237,200

Culp, Inc.

1,743,420
403,580

MarketWatch, Inc.

5,040,714




6,784,134







Telecom Equipment 1.08%


697,838

COMARCO, Inc.


4,326,596
999,954

Peco II, Inc. (a)

669,969





4,996,565







Telecom Services 0.09%


1,300,461

GoAmerica, Inc. (a)


429,153







Therapeutics 0.98%


436,459

Pharmacyclics, Inc.

4,512,986







Total Common Stocks 83.10%

383,783,003












See the accompanying Notes to the Financial
Statements.







5


SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)





PORTFOLIO OF INVESTMENTS





SEPTEMBER 30, 2004









 Fair
Shares

Preferred Stocks

 Value







Data Security 0.54%


1,250,000

Verdasys, Inc. Series B 2% (Restricted)
$
2,500,000







Electronic Instruments 0.05%


412

Metretek Technologies, Inc. 8% (a)

229,072







Total Preferred Stocks 0.59%

2,729,072





Principal



 Fair
Amount

Corporate Bonds

 Value







Computer Services - Software 0.00%


?
2,100,000

Titus Interactive 2%, due 7/1/05 (France)
$

-







Computer Systems 0.41%


$1,875,000

3D Systems Corporation 6%, due 11/30/13
(Restricted)


1,875,000







Consumer Products 0.32%


1,500,000

Rockford Corporation 4.5%, due 6/11/09


1,500,000







Medical Devices & Equipment 0.65%


3,000,000

World Heart Corporation 3%, due 9/15/09
(Restricted)


3,000,000







Total Corporate Bonds 1.38%

6,375,000









 Fair
Warrants

Warrants

 Value







Biotechnology 0.04%


413,400

Alliance Pharmaceutical Corp. 10/30/06
$
41,340
43,000

Discovery Laboratories, Inc. 9/19/10

89,440
4,819

Dov Pharmaceutical, Inc. 6/2/09

42,407




173,187







Biotechnology - Drug Delivery 0.20%


398,733

Aradigm Corporation 3/10/07

175,443
208,333

Aradigm Corporation 11/10/07

47,917
210,648

DepoMed, Inc. 4/21/08

707,777





931,137







Communication Equipment - Software 0.07%


1,140,000

Artisoft, Inc. 9/30/06 (a)

250,800
44,842

Artisoft, Inc. 12/16/08 (Restricted) (a)


-
586,600

ION Networks, Inc. 2/14/07 (a)

58,660




309,460







Communication Products - Equipment 0.02%


57,861

Superconductor Technologies, Inc. 3/10/07

9,836
427,500

Superconductor Technologies, Inc. 9/26/07

98,325




108,161







Computer Services - Software 0.15%


281,524

Attunity, Ltd. A 10/24/05 (Israel)

261,817
137,769

Attunity, Ltd. B 10/24/05 (Israel)

71,640
375,000

Burst.com, Inc. 1/27/05 (Restricted)


-












See the accompanying Notes to the Financial
Statements.







6



SPECIAL SITUATIONS FUND III, L.P.




(A Limited Partnership)









PORTFOLIO OF INVESTMENTS









SEPTEMBER 30, 2004











 Fair
Warrants

Warrants (Continued)

 Value







Computer Services - Software (Continued)


1,250,000

First Virtual Communications, Inc. 4/12/07 (a)
$
25,000
276,885

First Virtual Communications, Inc. 11/12/08 (a)

41,533
862,500

Interplay Entertainment Corp. 3/29/06


-
360,000

Tarantella, Inc. 2/20/09

180,000
929,560

Unify Corporation 4/26/09

120,843




700,833







Computer Systems 0.13%


1,666,700

Adept Technology, Inc. 11/18/08 (a)

600,012







Consumer Products 0.01%


70,889

Rockford Corporation 6/11/09

54,585







Data Security 0.00%


509,500

Datakey, Inc. 10/23/08


-







Electronic Components 0.01%


85,227

American Technology Corporation 7/10/07

62,216







Electronic Equipment 0.28%


708,350

Iteris Holdings, Inc. B 8/16/07 (a)

1,289,197







Electronic Instruments 0.01%


82,500

Metretek Technologies, Inc. 12/9/04 (a)

825
198,308

Metretek Technologies, Inc. 6/9/05 (a)

29,746




30,571







Energy - Technology 0.02%


132,667

Arotech Corporation 6/30/08

59,700
58,075

Arotech Corporation 12/31/08

19,746




79,446







Information Services 0.07%


150,000

EDGAR Online, Inc. 1/8/06 (a)

4,500
400,000

EDGAR Online, Inc. 5/26/09 (a)

120,000
600,000

Find SVP, Inc. 5/10/09

210,000




334,500







Medical Devices & Equipment 0.77%


268,600

Applied Imaging Corporation 7/29/06 (a)

5,372
301,050

Cardima, Inc. 2/25/05

6,021
218,750

LifeCell Corporation 7/10/06

1,778,435
114,286

Orthovita, Inc. 6/26/08

152,000
26,250

PharmaNetics, Inc. 2/25/05


-
818,182

Physiometrix, Inc. A 12/5/08 (a)

662,727
818,182

Physiometrix, Inc. B 12/5/08 (a)

556,364
47,476

SpectRx, Inc. 6/13/06

950
6,653,226

World Heart Corporation 9/22/08 (a)


399,194
2,400,000

World Heart Corporation 9/15/09 (a) (Restricted)


-




3,561,063










See the accompanying Notes to the Financial Statements.





7

SPECIAL SITUATIONS FUND III, L.P.


(A Limited Partnership)







PORTFOLIO OF INVESTMENTS





SEPTEMBER 30, 2004









Fair
Warrants

Warrants (Continued)

Value







Medical Information Systems 0.00%


2,200,000

LifeRate Systems, Inc. 11/14/07 (a)
$

-







Retail 0.00%


96,450

Gemstar-TV Guide International, Inc. A 11/2/04


-
47,143

Gemstar-TV Guide International, Inc. B 12/21/05


-





-







Semiconductor Equipment 0.01%


206,250

Trikon Technologies, Inc. 10/22/07 (a)


51,563







Telecom Services 0.00%


150,780

GoAmerica, Inc. 12/19/08 (a)


3,016







Telecommunications 0.02%


79,800

Q Comm International, Inc. 6/24/08

49,476







Total Warrants 1.81%

8,338,423












TOTAL INVESTMENTS 86.88%

$
401,225,498














Fair
Shares

Securities Sold Short

Value







Biotechnology 0.13%


85,800

CryoLife, Inc.
$
622,908







Retail 0.08%


18,000

Safeway, Inc.

347,580







TOTAL SECURITIES SOLD SHORT 0.21%
$
970,488






(a)
Affiliated issuer under the Investment Company Act of 1940, inasmuch as the Fund owns more than 5% of the voting securities of the issuer.








All percentages are relative to Partners' Capital.



































































See the accompanying Notes to the Financial Statements.





8




Item 2.		Controls and Procedures.

(a)	Based on an evaluation of the registrant's disclosure
controls and procedures as of a date within 90 days of the filing date of this report, the registrant?s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b)	There were no significant changes in the registrant's
internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.		Exhibits

CERTIFICATION

I, Austin Marxe, certify that:

1.  I have reviewed this report on Form N-Q of Special
Situations Fund III, L.P.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

           (a)	Designed such disclosure controls and
procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

           (b)	Designed such internal control over
financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.

           (c)       Evaluated the effectiveness of the
registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

           (c)	Disclosed in this report any change in
the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

           (a)	all significant deficiencies and
material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

           (b)	any fraud, whether or not material, that
involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  November 30, 2004			_/s/Austin
Marxe__________________
					Austin Marxe, Principal
Executive Officer




CERTIFICATION


I, Rose M. Carling, certify that:

1.  I have reviewed this report on Form N-Q of Special
Situations Fund III, L.P.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

           (a)	Designed such disclosure controls and
procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

           (b)	Designed such internal control over
financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.

           (c)       Evaluated the effectiveness of the
registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

           (c)	Disclosed in this report any change in
the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

           (a)	all significant deficiencies and
material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

           (b)	any fraud, whether or not material, that
involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  November 30, 2004			_/s/Rose M.
Carling__________________
					Rose M. Carling, Principal
Financial  Officer





SIGNATURES

	Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.


By:	__/s/ Austin Marxe_______________
	Austin Marxe, Principal Executive Officer

Date: November 30, 2004



	Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	_/s/ Austin Marxe_______________________
	Austin Marxe, Principal Executive Officer

Date:  November 30, 2004

By:	__/s/Rose M. Carling  ______________
	Rose M. Carling, Principal Financial Officer

Date:  November 30, 2004




EX-99.906CERT

EX-99.906CERT